Document and Entity Information	Mar. 08, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 08, 2016
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Central Index Key	0000311635
Amendment Flag	false
Document Creation Date	Mar. 08, 2016
Document Effective Date	Mar. 08, 2016
Prospectus Date	Nov. 01, 2015